Basis of presentation and accounting policies - Aeropuertos Argentina 2000 S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of presentation and accounting policies
Non-current assets	$ 3,415,936	$ 2,792,066
Current assets	765,514	749,910
Total assets	4,181,450	3,541,976
Non-current liabilities	2,059,760	2,052,139
Current liabilities	603,730	685,928
Total liabilities	2,663,490	2,738,067
Equity	1,517,960	803,909	$ 862,369	$ 773,608
Revenue	1,843,267	1,400,038	1,378,663
Gross profit	605,934	485,361	415,685
Operating income / (loss)	447,253	540,637	304,575
Financial results	160,475	(345,519)	(113,087)
Income tax	298,820	(24,241)	24,883
Income for the year	307,912	226,467	165,635
Other comprehensive (loss) / income for the year	463,516	(281,750)	92,007
Total comprehensive income / (loss) for the year	771,428	(55,283)	257,642
Aeropuertos Argentina 2000 S.A.("AA2000")
Basis of presentation and accounting policies
Non-current assets	1,993,898	1,165,410
Current assets	240,235	181,405
Total assets	2,234,133	1,346,815
Non-current liabilities	845,739	672,981
Current liabilities	250,925	124,665
Total liabilities	1,096,664	797,646
Equity	1,137,469	549,169
Revenue	1,038,928	635,563	758,111
Gross profit	308,766	218,246	234,803
Operating income / (loss)	226,879	170,714	190,446
Financial results	286,863	(211,898)	35,866
Income tax	(230,512)	52,912	2,900
Income for the year	283,230	11,728	229,212
Other comprehensive (loss) / income for the year	387,669	(250,002)	314,021
Total comprehensive income / (loss) for the year	670,899	(238,274)	543,233
Dividends paid	(38,084)	0
Increase / (decrease) in cash
Provided by operating activities	153,386	192,164	146,789
(Used in) / provided by investing activities	(7,152)	(64,305)	8,338
(Used in)/ provided by financing activities	$ (117,602)	$ (74,050)	$ (122,453)